Borrowings (Effective Weighted-Average Interest Rates Of Borrowings) (Details)	Mar. 31, 2011	Mar. 31, 2010
Short-term borrowings	0.63%	0.94%
Long-term borrowings	1.48%	1.60%
Fixed Rate Obligations [Member]
Long-term borrowings	2.30%	2.03%
Floating Rate Obligations [Member]
Long-term borrowings	0.99%	1.14%
Index Or Equity Linked Obligations [Member]
Long-term borrowings	1.20%	1.62%